Report for the Period Ending:		March 31, 2000

Institutional Investment Manager Filing this Report:

West Ellis Investment Management, Inc.
226 East Moulton Street
Decatur, AL 35601


Filing Amendment: 	13F-HR/A

13F File Number:		028-05661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Stephen E. Baggs
Title:		Chairman
Phone:		256-353-2126
Signature, Place and Date of Signing:

Stephen E. Baggs, Decatur, AL, 		May 4, 2000

13F Holdings Report




Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$131,141

List of Other Included Managers:		None






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES, INC.                      COM              00130H105      326     4135 SH       SOLE                     4135
AT&T Corporation (T)           COM              001957109     2418    42945 SH       SOLE                    42945
Abbott Labs (ABT)              COM              002824100     1097    31165 SH       SOLE                    31165
Akamai Technologies (AKAM)     COM              00971T101      421     2615 SH       SOLE                     2615
America On Line (AOL)          COM              02364J104     4307    63870 SH       SOLE                    63870
American Express Co (AXP)      COM              025816109     5188    34830 SH       SOLE                    34830
American Home Products (AHP)   COM              026609107     1211    22539 SH       SOLE                    22539
Bristol-Myers Squibb (BMY)     COM              110122108      859    14805 SH       SOLE                    14805
Campbell Soup Company (CPB)    COM              134429109      587    19081 SH       SOLE                    19081
Capital One Financial Inc. (CO COM              14040H105     9499   198145 SH       SOLE                   198145
Cisco Systems Inc (CSCO)       COM              17275R102    23366   302231 SH       SOLE                   302231
Citigroup (C)                  COM              172967101     7058   117882 SH       SOLE                   117882
Clear Channel Communications   COM              184502102      284     4110 SH       SOLE                     4110
Coca Cola Inc (KO)             COM              191216100     1547    32965 SH       SOLE                    32965
Compass Bancshares, Inc. (CBSS COM              20449H109      276    13830 SH       SOLE                    13830
Dell Computer Corp. (DELL)     COM              247025109     4471    82890 SH       SOLE                    82890
Disney, (Walt) Company (DIS)   COM              254687106     3321    80519 SH       SOLE                    80519
DoubleClick, Inc. (DCLK)       COM              258609304     1812    19350 SH       SOLE                    19350
EBay Incorporated (EBAY)       COM              278642103      961     5463 SH       SOLE                     5463
Elan Corp. (ELN)               COM              284131208      263     5530 SH       SOLE                     5530
Federal National Mortgage Asso COM              313586109     3604    63710 SH       SOLE                    63710
General Electric Corp (GE)     COM              369604103     4054    26052 SH       SOLE                    26052
H. J. Heinz Co. (HNZ)          COM              423074103      286     8200 SH       SOLE                     8200
Home Depot Inc (HD)            COM              437076102     2255    34966 SH       SOLE                    34966
ITC DeltaCom, Inc. (ITCD)      COM              45031T104     1676    47034 SH       SOLE                    47034
Infinity Broadcasting Corporat COM              45662s102      264     8140 SH       SOLE                     8140
Inktomi (INKT)                 COM              457277101     2225    11408 SH       SOLE                    11408
Intel Corp. (INTC)             COM              458140100    18659   141421 SH       SOLE                   141421
MCI WorldCom Inc. (WCOM)       COM              55268B106     2150    47452 SH       SOLE                    47452
Maxim Integrated Products (MXI COM              57772K101     7699   108337 SH       SOLE                   108337
Medical Assurance, Inc. (MAI)  COM              58449U100     2097   109981 SH       SOLE                   109981
Merck Inc (MRK)                COM              589331107     2177    35035 SH       SOLE                    35035
Microsoft (MSFT)               COM              594918104     4039    38015 SH       SOLE                    38015
Monsanto Corp (MTC)            COM              611662107      607    11783 SH       SOLE                    11783
Nokia Corp Sponsored ADR A (no COM              654902204     1201     5410 SH       SOLE                     5410
Regions Financial Corp. (RGBK) COM              758940100      254    11118 SH       SOLE                    11118
Tyco International Inc. (TYC)  COM              902124106     2432    48522 SH       SOLE                    48522
Warner-Lambert (WLA)           COM              934488107     1156    11835 SH       SOLE                    11835
Williams Cos. Inc. (WMB)       COM              969457100     3970    90360 SH       SOLE                    90360
Yahoo! (YHOO)                  COM              984332106     1067     6225 SH       SOLE                     6225